Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Future non-cancelable commitments related to certain contractual obligations
Future non-cancellable commitments related to certain contractual obligations as of June 30, 2013 are presented below (in thousands):

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
Operating leases and service contracts (a)	$3,605	$338	$692	$677	$408	$353	$1,137
Asset retirement obligations	34,250	—	—	—	7,867	—	26,383
Total	$37,855	$338	$692	$677	$8,275	$353	$27,520

Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements
The following table is a reconciliation of the asset retirement obligations (in thousands):

Asset retirement obligation at December 31, 2012	$8,319
Obligations assumed	25,764
Accretion expense	167
Asset retirement obligation at June 30, 2013	$34,250
Total expenses related to operating leases, asset retirement obligations, land site leases and right-of-way agreements were (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Operating leases	$265	$225	$484	$439
Asset retirement obligation	157	7	167	13
	$422	$232	$651	$452